Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities, Noncurrent [Abstract]
Other Non-Current Liabilities
1 6 .	Other Non-Current Liabilities

Other
non-current
liabilities consisted of the following:

	As of December 31,
	2020	2021
Non-controlling interests (i)	—	1,708,062
Government grants (ii)	217,682	174,005
Warranty pro visions (iii)	79,757	266,072

Total	297,439	2,148,139

(i)	The non-controlling interests consisted of the following three equity financing arrangements.

1)	Financing in an amount of RMB160 million from Guangzhou GET Investment Holdings Co., Ltd. (“Guangzhou GET Investment”)
In December 2020, Chengxing and Guangzhou Xiaopeng Automotive Investment Co., Ltd. (“Guangzhou Xiaopeng Investment”), subsidiaries of the Group, entered into a partnership agreement with Guangzhou GET Investment to set up a limited liability partnership entity (the “Kunpeng Chuangye LLP”) whose operating period is designed for 9 years since the date of the registration of its business license. Chengxing, Guangzhou Xiaopeng Investment and Guangzhou GET Investment subscribed for RMB200,000, RMB10 and RMB160,000 paid in capital in Kunpeng Chuangye LLP in return for
55.5540%, 0.0028% and 44.4432% of the equity interest
s
, respectively. The consideration of RMB160 million was paid by Guangzhou GET Investment to Kunpeng Chuangye LLP in January 2021. Pursuant to the investment agreement, Guangzhou GET Investment does not have substantive participating rights in
Kunpeng Chuangye LLP nor
it is not
able to transfer their interest in Kunpeng Chuangye LLP to other third party. During the
9-year
operating period of Kunpeng Chuangye LLP, Guangzhou GET Investment is only entitled to interest calculated at an interest rate of 4% per annum based on its investment amount RMB160,000 in
Kunpeng Chuangye LLP. Upon liquidation, if any, at any time within 9 years or at the
due date of
 the
9-year
operating period, Guangzhou GET Investment will be entitled to and only entitled to its investment amount amounting to RMB160,000. If Kunpeng Chuangye LLP failed to pay the investment amount RMB160,000 or the interest calculated at an interest rate of 4% per annum to Guangzhou GET Investment, Chengxing, also guaranteed by Xiaopeng Technology, will be liable for the unpaid amounts. Based on these arrangements
, the Group consolidates Kunpeng Chuangye LLP via its subsidiaries Chengxing and Guangzhou Xiaopeng Investment. The investment held by Guangzhou GET Investment is accounted for as a liability with interest expenses amortized through the period given the risks and rewards of owning 44.4432% of equity interest
s
in Kunpeng Chuangye LLP have been retained by the Group and the substance of the transaction is that Guangzhou GET Investment is providing financing to the Group via Kunpeng Chuangye LLP.
The interest payable for the investment by Guangzhou GET Investment was
calculated at an interest rate of 4% per annum
and it
amounted to RMB6,233 as of December 31, 2021.

2)	Financing in an amount of RMB500 million from Guangdong Yuecai Industry Investment Fund Partnership (Limited Partnership) (“Guangdong Utrust”)
Pursuant to the share purchase agreement, dated March 12, 2021, signed among Chengxing, Chengxing’s shareholders (i.e. Guangdong Xiaopeng Motors Technology Co., Ltd. and Guangdong Xiaopeng Automobile Industry Holdings Co., Ltd., both of which are wholly owned subsidiaries of the Company) and Guangdong Utrust, Guangdong Utrust subscribed for common stock newly issued by Chengxing at a consideration of RMB500 million. Immediately after the share subscription, Guangdong Utrust beg
an to
 hold 0.3067% of equity interest in Chengxing. The consideration of RMB500 million was paid by Guangdong Utrust on March 16, 2021 (“Initial Capital Injection Date of Guangdong Utrust”). Pursuant to the terms of the investment
agreement, conditional upon any entity affiliated with Chengxing being granted a public offering
approval by any stock exchange (“Relevant Listing Approval”) within 3 years after the Initial Capital Injection Date of Guangdong Utrust, Guangdong Utrust is entitled to request Guangdong Xiaopeng Motors Technology Co., Ltd. to purchase the shares of Chengxing held by it for cash
,
such that it could choose to use any part of the relevant funds, subject to the consent of Guangdong Xiaopeng Motors Technology Co., Ltd., to participate in the international placing tranche of such public offering. Under the share purchase agreement, no guaranteed allocation of such public offering shares will be granted to Guangdong Utrust. The amount to be paid by Guangdong Xiaopeng Motors Technology Co., Ltd. for such purchase is to be calculated with reference to the consideration paid by Guangdong Utrust, i.e. RMB500 million and an interest at a rate of 6% or 3% per annum which may apply to the entire RMB500 million
,
or a portion
thereof,
pursuant to the terms of the share purchase agreement. Upon the third anniversary of the Initial Capital Injection Date of Guangdong Utrust, if Guangdong Utrust, Guangdong Xiaopeng Motors Technology Co., Ltd. and Chengxing fail to reach an agreement on the terms of such
p
ublic offering
 arrangement or no relevant entity has obtained the Relevant Listing Approval, Guangdong Xiaopeng Motors Technology Co., Ltd. is entitled to request Guangdong Utrust to sell
,
or Guangdong Utrust is entitled to request Guangdong Xiaopeng Motors Technology Co., Ltd. to purchase
,
the common stock in Chengxing held by Guangdong Utrust at a price of RMB500 million plus interest calculated at an interest rate of 3% per annum. In addition, pursuant to the terms of the arrangement, Guangdong Utrust does not have substantive participating rights in
Chengxing. The investment by Guangdong Utrust is accounted for as a liability with interest expenses amortized through the period as the risks and rewards of owning the 0.3067% of equity interest in Chengxing have been retained by the Group and the substance of the transaction is that Guangdong Utrust is providing financing to Chengxing.
On June 11, 2021, Guangdong Utrust notified Chengxing that it irrevocably undertakes not to exercise the rights under the share purchase agreement to request Guangdong Xiaopeng Motors Technology Co., Ltd. to purchase the shares of Chengxing held by it in connection with the proposed listing of the Company on the Stock Exchange.
The interest payable for the investment by Guangdong Utrust
was
calculated at an interest rate of 3% per annum
 and it
amounted to RMB11,856 as of December 31, 2021.

3)	Financing in an amount of RMB1,000 million from Guangzhou GET Investment
Pursuant to the share purchase agreement, dated March 30, 2021, signed among Chengxing, Chengxing’s shareholders and Guangzhou GET Investment, Guangzhou GET Investment subscribed for common stock newly issued by Chengxing at a consideration of RMB1,000 million. Immediately after the share subscription, Guangzhou GET Investment began to
hold 1.0640% of equity interest in Chengxing. The consideration of RMB1,000 million was paid by Guangzhou GET Investment on March 31, 2021 (“Initial Capital Injection Date of Guangzhou GET Investment”). Pursuant to the terms of the agreement, conditional upon the disclosure of any plan of any potential onshore listing by any entity affiliated with Chengxing on any stock exchange in the PRC within 5 years after the Initial Capital Injection Date of Guangzhou GET Investment, Guangzhou GET Investment is entitled to request Guangdong Xiaopeng Motors Technology Co., Ltd. to purchase the shares of Chengxing held by it for cash
,
such that it could use the relevant funds to participate in such potential onshore public offering. Under the share purchase agreement, no guaranteed allocation of such public offering shares will be granted to Guangzhou GET Investment. The amount to be paid by Guangdong Xiaopeng Motors Technology Co., Ltd. for such purchase is to be calculated with reference to the consideration paid by Guangzhou GET Investment, i.e. RMB1,000 million and an interest at a rate of 4% or 6% per annum pursuant to the terms of the share purchase agreement. Upon the fifth anniversary of the Initial Capital Injection Date of Guangzhou GET Investment, if Guangzhou GET Investment, Guangdong Xiaopeng Motors Technology Co., Ltd. and Chengxing fail to reach an agreement on the terms of such potential onshore listing in the PRC
,
or such relevant entity cannot successfully become listed in the PRC, Guangdong Xiaopeng Motors Technology Co., Ltd. is entitled to request Guangzhou GET Investment to sell
,
or Guangzhou GET Investment is entitled to request Guangdong Xiaopeng Motors Technology Co., Ltd. to purchase
,
the common stock in Chengxing held by Guangzhou GET Investment at a price of RMB1,000 million plus interest calculated at the rate of 4% per annum. In addition, pursuant to the terms of the arrangement, Guangzhou GET Investment does not have substantive participating rights in
 Chengxing. The investment by Guangzhou GET Investment is accounted for as a liability with interest expenses amortized through the period as the risks and rewards of owning the 1.0640% of equity interest in Chengxing have been retained by the Group and the substance of the transaction is that Guangzhou GET Investment is providing financing to Chengxing.
The interest payable for the investment by Guangzhou GET Investment was
calculated at an interest rate of 4% per annum
and it
amounted to RMB29,973 as of December 31, 2021.

(ii)	Government grants primarily represent government subsidies relating to interest on borrowings which are not tied to capital projects.

(iii)	Movement of accrued warranty is as following:

	For the Year Ended December 31,
	2019	2020	2021
Accrued warranty - beginning of year	73	34,597	111,351
Warranty costs incurred	(575)	(925)	(32,352)
Provision for warranty	35,099	77,679	292,141

Accrued warranty - end of year	34,597	111,351	371,140
Less: Current portion of warranty	(8,380)	(31,594)	(105,068)

Non-current portion of warranty	26,217	79,757	266,072